PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 26.4	$ 16.0	$ 51.8	$ 30.5